Initial Public Offering (Details) - USD ($)		1 Months Ended		6 Months Ended
	Aug. 12, 2021	Aug. 23, 2021	Apr. 12, 2021	Sep. 30, 2021	Sep. 20, 2021
Initial Public Offering (Details) [Line Items]
Share issued (in Shares)			5,000,000
Stock price per share (in Dollars per share)			$ 11.5
Underwriting fees	$ 1,250,000
Expenses	973,988
Deferred underwriting commissions	$ 1,500,000
Private sale units (in Shares)				276,250
Purchase price per unit (in Dollars per share)			$ 10	$ 10
Generating gross proceeds		$ 183,480		$ 2,762,500
Additional private sale units (in Shares)		18,348
Net proceeds		$ 7,339,200
Total consideration			$ 50,000,000
IPO [Member]
Initial Public Offering (Details) [Line Items]
Share issued (in Shares)	5,000,000
Stock price per share (in Dollars per share)	$ 10		$ 10
Gross proceeds	$ 50,000,000
Offering costs	$ 2,223,988
Additional shares (in Shares)	750,000
Generating gross proceeds		7,339,200
Net proceeds	$ 50,000,000
Gross proceeds percentage				3.00%
IPO [Member] | Private Placement [Member]
Initial Public Offering (Details) [Line Items]
Net proceeds					$ 57,339,200
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Deferred underwriting commissions	$ 1,725,000
Underwriters purchased		$ 733,920
Additional units per share (in Dollars per share)		$ 10
Generating gross proceeds		$ 7,339,200
Net proceeds			$ 57,500,000
Total consideration			$ 57,500,000
Over-Allotment Option [Member] | Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Shares issued (in Shares)				4,020